Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Oil And Gas Producing Activities [line items]
Other	$ (9,919)	$ (10,482)	$ (6,212)
Pre-tax income (loss) from producing activities	(56,428)	(7,010)	90,144
Income tax expense / benefit	(14,589)	(26,369)	(51,538)
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	2,419	1,949	3,085
Net intersegment sales	289,421	286,585	207,480
Total net revenues	291,840	288,534	210,565
Production costs	(193,166)	(164,562)	(114,381)
Exploration expenses	(5,688)	(6,045)	(5,185)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(137,183)	(124,977)	(72,044)
Impairment of Property, plant and equipment	7,475	(40,561)	3,265
Other	889	(6,569)	(2,839)
Pre-tax income (loss) from producing activities	(35,833)	(54,180)	19,381
Income tax expense / benefit	10,750	16,254	(5,814)
Results of oil and gas producing activities	(25,083)	(37,926)	13,567
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	6	120
Total net revenues	6	120
Production costs	(165)	(242)
Exploration expenses	(169)	(734)	(224)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(21)	(980)
Impairment of Property, plant and equipment			(365)
Other	231	(56)	(168)
Pre-tax income (loss) from producing activities	(118)	(1,892)	(757)
Income tax expense / benefit	41	417	227
Results of oil and gas producing activities	(77)	(1,475)	(530)
Worldwide [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Net sales to unaffiliated parties	2,425	2,069	3,085
Net intersegment sales	289,421	286,585	207,480
Total net revenues	291,846	288,654	210,565
Production costs	(193,331)	(164,804)	(114,381)
Exploration expenses	(5,857)	(6,779)	(5,409)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(137,204)	(125,957)	(72,044)
Impairment of Property, plant and equipment	7,475	(40,561)	2,900
Other	1,120	(6,625)	(3,007)
Pre-tax income (loss) from producing activities	(35,951)	(56,072)	18,624
Income tax expense / benefit	10,791	16,671	(5,587)
Results of oil and gas producing activities	$ (25,160)	$ (39,401)	$ 13,037